Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Automotive Rentals, Inc. (the “Company”)
TD Securities (USA) LLC (together, the “Specified Parties”)

Re: ARI Fleet Lease Trust 2025-A – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “2025-A Selected Pool.xlsx” (the “Lease Data File”) provided by the Company on January 22, 2025, containing information on 15,969 automobile lease contracts (the “Leases”) as of December 31, 2024 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ARI Fleet Lease Trust 2025-A; and, (ii) an electronic data file entitled “Dispositions Detail 2024.xlsx” (the “Disposition Data File”) provided by the Company on January 22, 2025, containing certain information related to dispositions of Leases by the Company during calendar year 2024. The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Lease Data File and Disposition Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.01%, respectively.

•	The term “Lease File Documents” means the following information provided by the Company:

-	Motor Vehicle Lease Agreement
-	Certificate of Insurance Coverage
-	Certificate of Liability Insurance
-	Certificate of Self-Insurance
-	Company’s asset system - Vehicle Information Inquiry

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

-	Company’s GDT internal accounting system of record - Vehicle Master Inquiry, Billing History File Inquiry and Client Profile Account Summary

The Lease File Documents were represented by the Company to be either the original Lease File Documents, a copy of the original Lease File Documents, and/or electronic records contained within the Company’s asset system and GDT internal accounting system of record. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry provided by the Company.

•	The term “Rate History Schedule” means an electronic data file (“Rate Sheet.xlsx”) provided by the Company on January 22, 2025, containing certain index rate history information.

•
The term “Additional Insured Schedule” mean an electronic data file (“Additional Insured Schedule _Titling Trust Owner Schedule_2025-A.xlsx”) provided by the Company on February 18, 2025, containing a listing of (i) insured entities and (ii) abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit C.

•
The term “Titling Trust Owners Schedule” means an electronic data file (“Additional Insured Schedule_Titling Trust Owner Schedule_2025-A.xlsx”) provided by the Company on February 18, 2025, containing a listing of titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit D.

•
The term “End Balance Support” means an electronic data file (“End Bal remaining outstanding items_Holman notes.xlsx”) provided by the Company on February 18, 2025, containing instructions and information related to attribute END BALANCE for Sample Leases #20, #46, #68, #112, and #140.

•	The term “Source Documents” means the Lease File Documents, Title Documents, Rate History Schedule, Additional Insured Schedule, Titling Trust Owners Schedule, and End Balance Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Documents/Instructions” column below.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	The Lease Data File

A.
We randomly selected a sample of 150 Leases from the Lease Data File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Lease Data File.

B.
For each Sample Lease, we compared or recomputed the specified attributes in the Lease Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Lease Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
VEHICLE NO	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
LESSEE CODE	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
END BALANCE	Billing History File Inquiry, End Balance Support For Sample Leases #20, #46, #68, #112, and #140, use the instructions and information in End Balance Support
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
TITLE STATE
Title Documents
For Sample Leases for which the TITLE STATE value is not populated, observe (i) the existence of an Application for Title or (ii) “Title Location” or “Document LOC” in the Vehicle Information Inquiry stated “PENDING.”

CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT	Recompute using the following methodology: MTHLY AMORT = (CAP COST – RESIDUAL from the Lease Data File)/TERM
BILLED RATE
Motor Vehicle Lease Agreement, Vehicle Master Inquiry, Rate History Schedule.
For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Vehicle Master Inquiry “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Vehicle Master Inquiry.

MAKE	Motor Vehicle Lease Agreement If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
ADMIN AMT	Motor Vehicle Lease Agreement, Billing History File Inquiry
OPEN/CLOSE	Vehicle Lease Agreement

We found such information to be in agreement.

C.	We performed the following additional procedures for each Sample Lease:

•	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or Vehicle Information Inquiry.

•	We observed an internal approval date was populated in the “Last Review” field in the Client Profile Account Summary. We make no representation regarding the validity of such approval.

•	We observed the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

•
We observed the existence of a Certificate of Insurance Coverage, a Certificate of Liability Insurance, or Certificate of Self-Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

We found such information to be in agreement and/or present.

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions from the Disposition Data File (the “Sample Dispositions”). A listing of the Sample Dispositions is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of dispositions that we were instructed to randomly select from the Disposition Data File.

B.
For each Sample Disposition, we compared or recomputed the specified attributes in the Disposition Data File listed below to the corresponding information including in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Disposition Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
ORIGINATION DATE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CLIENT NAME	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MAKE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CAP COST	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
YEAR	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
SALE PROCEEDS	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS in the Vehicle Master Inquiry.

We found such information to be in agreement.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Lease Data File, Disposition Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
February 21, 2025

Exhibit A

The Sample Leases

Sample Lease Number	ICN No	Sample Lease Number	ICN No	Sample Lease Number	ICN No
1	****5992	51	****3696	101	****3583
2	****2032	52	****0538	102	****5665
3	****5877	53	****2520	103	****7231
4	****8418	54	****4873	104	****7302
5	****0701	55	****4368	105	****3094
6	****8057	56	****8324	106	****2210
7	****1950	57	****0354	107	****2887
8	****9842	58	****1586	108	****7086
9	****0553	59	****1013	109	****8642
10	****9838	60	****0332	110	****7154
11	****8100	61	****2767	111	****3401
12	****5768	62	****5660	112	****4305
13	****8321	63	****2340	113	****0583
14	****0740	64	****9001	114	****0924
15	****9160	65	****8529	115	****8472
16	****2035	66	****7080	116	****2070
17	****5535	67	****6528	117	****9814
18	****2155	68	****5698	118	****3601
19	****3405	69	****4462	119	****7643
20	****4110	70	****5205	120	****2312
21	****8189	71	****8438	121	****2886
22	****4330	72	****7287	122	****1595
23	****7201	73	****5228	123	****5525
24	****7495	74	****5243	124	****1407
25	****5179	75	****3598	125	****9093
26	****2131	76	****6319	126	****0741
27	****4100	77	****5614	127	****1119
28	****1451	78	****1877	128	****3692
29	****8097	79	****2337	129	****1176
30	****0285	80	****2391	130	****4599
31	****6812	81	****3334	131	****6041
32	****1954	82	****9296	132	****4091
33	****8004	83	****2469	133	****0669
34	****6733	84	****6244	134	****7815
35	****1178	85	****7340	135	****0097
36	****6462	86	****7257	136	****8630
37	****0857	87	****4383	137	****4698
38	****9535	88	****8480	138	****2349
39	****6022	89	****6416	139	****4972
40	****0613	90	****3822	140	****5806
41	****8848	91	****7397	141	****0819
42	****5965	92	****7553	142	****8159
43	****7938	93	****9598	143	****8325
44	****2731	94	****7109	144	****3239
45	****0739	95	****2292	145	****3442
46	****3473	96	****8533	146	****5179
47	****1041	97	****1877	147	****7371
48	****4133	98	****8933	148	****7179
49	****2996	99	****4139	149	****8220
50	****3401	100	****0222	150	****7279

Exhibit B

The Sample Dispositions

Sample Disposition Number	ICN
1	****0454
2	****9072
3	****6840
4	****4043
5	****3033
6	****4219
7	****6603
8	****7127
9	****4347
10	****0318
11	****8660
12	****1117
13	****3979
14	****7826
15	****3915
16	****1694
17	****7341
18	****7624
19	****3081
20	****1897
21	****7900
22	****1522
23	**0131
24	****6875
25	****6894
26	****3408
27	***5577
28	****0226
29	****6187
30	****5353
31	****7803
32	****6408
33	***5716
34	****8204
35	****4019
36	****8329
37	****9722
38	****6259
39	****7058
40	****7408

Exhibit C

Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT
Automotive Rental, Inc. AND Ari Fleet LT
ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT

Exhibit C
Additional Insured Schedule (continued)

ARI,ARI Fleet LT & Automotive Rental, Inc.
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI, Automotive Rentals Inc., ARI and ARI Fleet LT
ARI, Automotive Rentals Inc. ARI Fleet LT
ARI Fleet LT and Automotive Rentals, Inc.
Automotive Rentals, Inc. & ARI Fleet LET
Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT
ARI, Automotive Rentals Inc., and ARI Fleet LT
Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT
ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT
ARI, Automotive Rentals Inc, and ARI Fleet LT
Automotive Rentals & ARI Fleet, LT
Automotive Rental, Inc and ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT
ARI, Automotive Rentals, Inc., ARI Fleet LT
ARI, Automotive Rentals Inc., ARI Fleet LT
Holman Enterprises
Automotive Rentals, Inc. (ARI Fleet)
Automotive Rentals, Inc. and Holman and ARI Fleet LT
Automotive Rentals Inc. and ARI Fleet
Automotive Rentals and ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet
Automotive Resources International (ARI)
ARI, Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS, INC. AND ARI FLEET LT

Exhibit D
Titling Trust Owners Schedule

ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR
ARI Fleet LT %AmerisourceBergen Corp ARI Fleet LT (Lessor)
ARI Fleet LT A Business Trust
ARI Fleet LT C/O PAR Electrical Contractors ARI FLEET LT INC
ARI Fleet LT Lessor ARI Fleet LT LSR
ARI FLEET LT LSR ALLIED UNIVERSAL ARI FLEET LT LSR ROAD FITTERS LSE
ARI Fleet LT Ltd LSR ARI FLEET LT
ARI FLEET LT C/O NCR CORPORATION
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS LLC ARI FLEET LT LESSOR WOOD GROUP USA INC
ARI FLEET LT LSR TRANE TECHNOLOGY COMPANY LLC LSE ARI FLEET LT % INSITUFORM TECHNOLOGIES LLC
ARI FLEET LSR
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS ARI FLEET LT LESSOR AMERIPRIDE SERVICES ARI FLEET LT % ARAMARK SERVICES INC
ARI FLEET CT %WILLIAMS STRATEGIC SOURCING CO LLC ARI FLEET LT LESSOR PUBLIC SERVICE
ARI FLEET LT LESSOR TARGA MIDSTREAM
ari
ARI FLEET LT A BUSINESS